Intangible Assets, Net and Goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 223,196	$ 217,159
Accumulated Amortization	(130,079)	(108,490)
Net Carrying Value	93,117	108,669
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	607,895	601,199
Accumulated Amortization	130,079	108,490
Net Carrying Value	477,816	492,709
Trade name and trademarks
Indefinite-Lived Intangible Assets [Line Items]
Trade name and trademarks	384,699	384,040
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	143,083	143,083
Accumulated Amortization	(99,363)	(83,465)
Net Carrying Value	$ 43,720	$ 59,618
Useful life	2 years 9 months 18 days	3 years 9 months 18 days
Indefinite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 99,363	$ 83,465
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	57,436	52,695
Accumulated Amortization	(24,763)	(19,874)
Net Carrying Value	$ 32,673	$ 32,821
Useful life	5 years 4 months 24 days	6 years 2 months 12 days
Indefinite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 24,763	$ 19,874
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	22,677	21,381
Accumulated Amortization	(5,953)	(5,151)
Net Carrying Value	$ 16,724	$ 16,230
Useful life	8 years 3 months 18 days	9 years 2 months 12 days
Indefinite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 5,953	$ 5,151